Quarterly Holdings Report
for
Fidelity® Climate Action Fund
August 31, 2024
CLA-NPRT1-1024
1.9901892.103
Common Stocks - 99.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.3%
Interactive Media & Services - 4.3%
Alphabet, Inc. Class A	9,332	1,524,662
CONSUMER DISCRETIONARY - 10.4%
Automobiles - 1.6%
BYD Co. Ltd. (A Shares)	6,000	211,052
Tesla, Inc. (a)	1,554	332,727
		543,779
Broadline Retail - 2.6%
Amazon.com, Inc. (a)	3,288	586,908
MercadoLibre, Inc. (a)	156	321,619
		908,527
Hotels, Restaurants & Leisure - 0.9%
Chipotle Mexican Grill, Inc. (a)	982	55,071
Starbucks Corp.	2,545	240,681
		295,752
Household Durables - 2.0%
Mohawk Industries, Inc. (a)	2,329	361,321
TopBuild Corp. (a)	887	348,609
		709,930
Specialty Retail - 1.8%
Lowe's Companies, Inc.	2,594	644,609
Textiles, Apparel & Luxury Goods - 1.5%
Birkenstock Holding PLC	1,550	77,345
Hermes International SCA	39	93,507
On Holding AG (a)	3,445	161,846
VF Corp.	10,783	196,358
		529,056
TOTAL CONSUMER DISCRETIONARY		3,631,653
CONSUMER STAPLES - 4.0%
Personal Care Products - 4.0%
Haleon PLC	114,663	577,529
Kenvue, Inc.	21,317	467,908
L'Oreal SA	842	369,432
		1,414,869
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Cameco Corp.	3,658	149,393
FINANCIALS - 11.5%
Capital Markets - 6.3%
Intercontinental Exchange, Inc.	4,118	665,263
Moody's Corp.	1,932	942,314
Morgan Stanley	5,752	595,965
		2,203,542
Consumer Finance - 2.7%
American Express Co.	1,721	445,137
Capital One Financial Corp.	3,456	507,790
		952,927
Financial Services - 1.3%
Visa, Inc. Class A	1,641	453,523
Insurance - 1.2%
Marsh & McLennan Companies, Inc.	1,797	408,835
TOTAL FINANCIALS		4,018,827
HEALTH CARE - 12.1%
Biotechnology - 2.1%
BioNTech SE ADR (a)	1,102	97,218
Gilead Sciences, Inc.	6,343	501,097
Repligen Corp. (a)	891	134,479
		732,794
Health Care Equipment & Supplies - 1.3%
Intuitive Surgical, Inc. (a)	945	465,535
Health Care Providers & Services - 1.0%
Elevance Health, Inc.	632	351,954
Life Sciences Tools & Services - 5.0%
Agilent Technologies, Inc.	2,303	329,145
Bruker Corp.	3,291	221,122
Danaher Corp.	1,437	386,998
Mettler-Toledo International, Inc. (a)	276	397,186
Thermo Fisher Scientific, Inc.	660	405,946
		1,740,397
Pharmaceuticals - 2.7%
GSK PLC	22,847	497,598
Novo Nordisk A/S Series B	3,352	465,627
		963,225
TOTAL HEALTH CARE		4,253,905
INDUSTRIALS - 16.6%
Building Products - 2.0%
The AZEK Co., Inc. Class A, (a)	5,076	216,390
Trane Technologies PLC	1,336	483,178
		699,568
Commercial Services & Supplies - 1.8%
Tetra Tech, Inc.	1,315	312,628
Veralto Corp.	2,681	301,425
		614,053
Construction & Engineering - 0.9%
Cadeler A/S (a)	8,555	56,707
Quanta Services, Inc.	905	248,993
		305,700
Electrical Equipment - 4.6%
Eaton Corp. PLC	1,674	513,801
Nextracker, Inc. Class A (a)	5,393	219,333
Prysmian SpA	3,038	212,910
Sensata Technologies PLC	4,522	174,323
Sungrow Power Supply Co. Ltd. (A Shares)	23,360	253,671
Sunrun, Inc. (a)	6,284	128,948
Vestas Wind Systems A/S (a)	4,346	99,297
		1,602,283
Industrial Conglomerates - 0.9%
3M Co.	2,442	328,913
Machinery - 3.2%
Chart Industries, Inc. (a)	844	103,306
Deere & Co.	971	374,554
Energy Recovery, Inc. (a)	7,505	121,881
Ingersoll Rand, Inc.	3,688	337,268
Techtronic Industries Co. Ltd.	14,255	192,131
		1,129,140
Professional Services - 3.2%
KBR, Inc.	5,156	357,620
RELX PLC (London Stock Exchange)	6,187	288,810
UL Solutions, Inc. Class A	4,847	264,355
Verisk Analytics, Inc.	795	216,892
		1,127,677
TOTAL INDUSTRIALS		5,807,334
INFORMATION TECHNOLOGY - 35.9%
Communications Equipment - 1.0%
Arista Networks, Inc. (a)	600	212,028
Motorola Solutions, Inc.	315	139,243
		351,271
Electronic Equipment, Instruments & Components - 3.8%
Amphenol Corp. Class A	6,868	463,247
Coherent Corp. (a)	3,593	280,074
Flex Ltd. (a)	7,643	248,321
Keysight Technologies, Inc. (a)	873	134,547
Zebra Technologies Corp. Class A (a)	555	191,686
		1,317,875
IT Services - 2.6%
Accenture PLC Class A	1,270	434,277
IBM Corp.	2,396	484,303
		918,580
Semiconductors & Semiconductor Equipment - 13.3%
AEHR Test Systems (a)	8,710	132,479
Allegro MicroSystems LLC (a)	7,643	187,483
Applied Materials, Inc.	2,624	517,610
ASM International NV (Netherlands)	170	114,818
Enphase Energy, Inc. (a)	2,260	273,550
First Solar, Inc. (a)	2,158	490,664
MKS Instruments, Inc.	605	72,134
NVIDIA Corp.	17,774	2,121,685
Qualcomm, Inc.	2,278	399,333
SolarEdge Technologies, Inc. (a)	3,927	95,544
Universal Display Corp.	874	169,311
Wolfspeed, Inc. (a)	9,986	97,364
		4,671,975
Software - 9.5%
CyberArk Software Ltd. (a)	968	277,564
DocuSign, Inc. (a)	1,132	67,026
Intuit, Inc.	254	160,086
Microsoft Corp.	4,747	1,980,164
Samsara, Inc. Class A (a)	5,167	212,209
ServiceNow, Inc. (a)	497	424,935
Volue A/S (a)	27,462	107,200
VRAIN Solution, Inc.	1,618	32,395
Zoom Video Communications, Inc. Class A (a)	1,178	81,376
		3,342,955
Technology Hardware, Storage & Peripherals - 5.7%
Apple, Inc.	8,719	1,996,651
TOTAL INFORMATION TECHNOLOGY		12,599,307
MATERIALS - 2.8%
Chemicals - 2.7%
Aspen Aerogels, Inc. (a)	7,847	225,130
DSM-Firmenich AG	2,186	297,218
Linde PLC	867	414,643
		936,991
Construction Materials - 0.1%
Hoffmann Green Cement Technologies SAS (a)	3,123	31,622
TOTAL MATERIALS		968,613
UTILITIES - 1.0%
Independent Power and Renewable Electricity Producers - 1.0%
Meridian Energy Ltd.	26,473	104,924
Scatec Solar AS (a)(b)	13,255	101,234
Sunnova Energy International, Inc. (a)	14,067	156,284
		362,442
TOTAL COMMON STOCKS (Cost $26,233,896)		34,731,005

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
CelLink Corp. Series D (a)(c)(d) (Cost $8,330)	400	2,724

Preferred Securities - 0.0%
	Principal Amount (e)	Value ($)
MATERIALS - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings, Inc. 15% (c)(d)(f) (Cost $12,000)	12,000	11,784

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g) (Cost $343,642)	343,574	343,642

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $26,597,868)	35,089,155
NET OTHER ASSETS (LIABILITIES) - 0.0%	(12,253)
NET ASSETS - 100.0%	35,076,902

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $101,234 or 0.3% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,508 or 0.0% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
CelLink Corp. Series D	1/20/22	8,330

Illuminated Holdings, Inc. 15%	9/27/23	12,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	350,107	1,758,645	1,765,128	5,491	18	-	343,642	0.0%
Total	350,107	1,758,645	1,765,128	5,491	18	-	343,642

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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